Share Based Payments (Narrative) (Details)	12 Months Ended
Dec. 31, 2017
Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	RSUs are settled in either cash or equity, as determined by the Company's Board of Directors at the grant date and typically vest over three years, in tranches of 20%, 30%, and 50%
Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Performance Share Units ("PSUs") are performance-based awards for the achievement of specified performance metrics by specified deadlines, which are settled in cash and vest over a three-year period in tranches of 20%, 30% and 50%.
Vesting Tranche One Period [member] | Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting tranche percentage sharebased arrangements	20.00%
Vesting Tranche One Period [member] | Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting tranche percentage sharebased arrangements	20.00%
Vesting Tranche Two Period [member] | Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting tranche percentage sharebased arrangements	30.00%
Vesting Tranche Two Period [member] | Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting tranche percentage sharebased arrangements	30.00%
Vesting Tranche Three Period [member] | Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting tranche percentage sharebased arrangements	50.00%
Vesting Tranche Three Period [member] | Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting tranche percentage sharebased arrangements	50.00%